Sale of interest in Cultivar JA Limited (Narrative) (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Mar. 27, 2020	Feb. 15, 2018	Jan. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Sale of Cultivar Jamaica (Shares)			(4,000,000)
Sale of Cultivar Jamaica			$ 413,445
Cultivar JA Limited [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest percentage	49.00%	49.00%
Sale of Cultivar Jamaica (Shares)	(4,000,000)
Additional shares terminated	500,000
Sale of Cultivar Jamaica	$ 540,000